Consolidated Statements of Cash Flows (Superior Living SDN. BHD.) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (231,750)	$ 71,215	$ (338,931)	$ (142,446)
Change in operating assets and liabilities
Accounts payable - related party			(35,086)
Customer deposits		(140,322)		217,743
Other payables and accrued liabilities	19,892	952	44,867	(11,865)
Net cash provided by (used in) operating activities	(230,431)	(358,320)	(113,945)	(76,591)
Cash flows from investing activities
Net cash used in investing activities	70,173			(1,000)
Cash flows from financing activities
Repayments from related parties				(745)
Net cash provided by financing activities				(745)
Effect of exchange rate on cash	4,008	(3,197)	815	(2)
Net change in cash	(156,250)	(361,517)	(113,130)	(78,338)
CASH AND CASH EQUIVALENTS, beginning of balance	2,744,457	3,452,917	2,857,587	3,531,255	$ 3,452,917
CASH AND CASH EQUIVALENTS, end of balance	2,588,207	3,091,400	2,744,457	3,452,917	2,744,457	$ 3,452,917
Supplemental cash flows information:
Income taxes paid
Interest paid
Superior Living SDN. BHD. [Member]
Cash flows from operating activities
Net income (loss)	197,576	(252,125)			(1,059,494)	1,981,911
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	19,820	21,257			74,702	28,715
Amortization	494	1,621			6,077	5,709
Deferred taxes (benefit) provision	50,833	(57,232)			(250,822)	16,814
Loss on disposal of equipment	(739)
Change in operating assets and liabilities
Accounts receivable	356	(28,520)
Other receivables	(849)				14,116	(49,702)
Inventories	(97,687)	(243,106)			(409,086)	988,613
Prepaid taxes	(93,672)	(421,370)			(980,082)	(652,413)
Prepayments and other assets	143,509	(49,875)			(11,514)	(332,774)
Prepayment - related party		217,163			214,100	(219,991)
Accounts payable - related party		187,418			514,524	(525,666)
Customer deposits	60,990	(352,708)			245,909	1,052,787
Commission payables						(1,039,008)
Other payables and accrued liabilities	(30,505)	(93,034)			(715,974)	393,937
Other payables - related parties	(11,757)
Net cash provided by (used in) operating activities	238,369	(1,070,511)			(2,357,544)	1,648,932
Cash flows from investing activities
Purchases of equipment		(760)			(6,502)	(455,786)
Purchase of intangible assets					(2,582)	(6,698)
Net cash used in investing activities		(760)			(9,084)	(462,484)
Cash flows from financing activities
Dividend distributions						(3,292,466)
Repayments from related parties	1,773	37,244			(116,227)	652,919
Loans from related parties		485,526			1,961,091	807
Net cash provided by financing activities	1,773	522,770			1,844,864	(2,638,740)
Effect of exchange rate on cash	(64,478)	18,512			8,068	(13,003)
Net change in cash	175,664	(529,989)			(513,696)	(1,465,295)
CASH AND CASH EQUIVALENTS, beginning of balance	1,030,829	1,544,525			1,544,525	3,009,820
CASH AND CASH EQUIVALENTS, end of balance	1,206,493	1,014,536	$ 1,030,829	$ 1,544,525	1,030,829	1,544,525
Supplemental cash flows information:
Income taxes paid	93,672	123,892			995,494	1,047,473
Interest paid
Non-cash transactions of investing and financing activities
Capital contributions from a shareholder loan for additional shares issued					$ 1,977,271